Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	598,208,745.40	29,788
Yield Supplement Overcollateralization Amount 01/31/19	41,521,962.53	0
Receivables Balance 01/31/19	639,730,707.93	29,788
Principal Payments	19,703,961.94	640
Defaulted Receivables	876,683.56	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	39,693,642.80	0
Pool Balance at 02/28/19	579,456,419.63	29,115

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.26%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,074,777.76	186
Past Due 61-90 days	1,146,612.88	55
Past Due 91-120 days	255,391.67	12
Past Due 121+ days	0.00	0
Total	5,476,782.31	253

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	551,293.40
Aggregate Net Losses/(Gains) - February 2019	325,390.16
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	1.26%
Second Prior Net Losses Ratio	0.30%
Third Prior Net Losses Ratio	1.05%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	15,355,595.12
Actual Overcollateralization	15,355,595.12
Weighted Average APR	3.03%
Weighted Average APR, Yield Adjusted	6.11%
Weighted Average Remaining Term	54.52

Flow of Funds	$ Amount

Collections	21,817,172.94
Investment Earnings on Cash Accounts	41,157.35
Servicing Fee	(533,108.92)
Transfer to Collection Account	0.00
Available Funds	21,325,221.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,290,391.89
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,899,794.02
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,355,595.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,714,666.67

Total Distributions of Available Funds	21,325,221.37

Servicing Fee	533,108.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 02/15/19	582,356,213.65
Principal Paid	18,255,389.14
Note Balance @ 03/15/19	564,100,824.51

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2
Note Balance @ 02/15/19	213,316,213.65
Principal Paid	18,255,389.14
Note Balance @ 03/15/19	195,060,824.51
Note Factor @ 03/15/19	71.5032348%

Class A-3
Note Balance @ 02/15/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	272,800,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-4
Note Balance @ 02/15/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	71,720,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	24,520,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,355,165.56
Total Principal Paid	18,255,389.14
Total Paid	19,610,554.70

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	456,852.22
Principal Paid	18,255,389.14
Total Paid to A-2 Holders	18,712,241.36

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6879647
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.7385147
Total Distribution Amount	24.4264794

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.6746782
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.9185819
Total A-2 Distribution Amount	68.5932601

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	158.85
Noteholders' Principal Distributable Amount	841.15

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	2,042,854.72
Investment Earnings	3,667.70
Investment Earnings Paid	(3,667.70)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72